Investments in Marketable Securities Available-for sale	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
Note 4.	Investments in Marketable Securities Available-for sale

Following is a summary of marketable securities as of December 31, 2012 and 2013:

	December 31, 2012
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)

Time deposit with original maturities more than three months	$150	22	-	172

	December 31, 2013
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)

Time deposit with original maturities more than three months	$771	17	-	788

The Company’s portfolio of available for sale marketable securities by contractual maturity or the expected holding period as of December 31, 2012 and 2013 is due in one year or less.

Information on sales of available for sale marketable securities for the years ended December 31, 2011, 2012 and 2013 is summarized below.

Period	Proceeds from sales	Gross realized gains	Gross realized losses
	(in thousands)

Year 2011	$25,834	420	(70)
Year 2012	$19,612	35	(32)
Year 2013	$21,792	17	(25)